Restricted Cash	12 Months Ended
Dec. 31, 2020
Restricted Cash [Abstract]
Restricted Cash
3.	Restricted Cash

 Restricted cash as of December 31, 2020 and 2019 consisted of the following:

	December 31, 2020	December 31, 2019
Retention accounts	$525	$3,024
Cash collateral	300	885
Total Current Restricted Cash	$825	$3,909

Cash collateral	$6,953	$5,190
Guarantee deposits	20	10
Restricted bank deposits/Drydock reserves	3,207	503
Cash in custody	500	—
Total Non - Current Restricted Cash	10,680	5,703
Total Current and Non - Current Restricted Cash	$11,505	$9,612